Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 7,818	$ 8,462	$ 6,407
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	651	660	719
Amortization of intangible assets	1,958	1,786	1,441
Amortization of right-of-use assets	72
Amortization of other assets	50	93	87
Loss on disposal of property and equipment		(30)
Changes in operating assets and liabilities:
Accounts receivable	66	(1,451)	(465)
Prepayments and other current assets	(712)	(2,370)	(6)
Deferred IPO costs	(1,095)
Other receivables – related party	397	7	(1,007)
Accounts payable	51	25	4
Unearned revenues	(20)	(142)	(145)
Accrued expenses and other current liabilities	548	(26)	71
Due to the related parties	1,016	1	886
Tax payables	(45)	131	347
Inventories	11	(126)	11
Net cash provided by operating activities	10,766	7,304	8,350
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,950)	(28)
Purchase of intangible assets	(892)		(1,160)
Proceeds from disposal of equipment		589
Net cash (used in)/provided by investing activities	(2,842)	561	(1,160)
Cash Flows from Financing Activities:
Repayments on short-term loans	(327)
Dividend payment			(4,348)
Net cash used in by financing activities	(327)		(4,348)
Effect of exchange rate changes on cash and cash equivalents	(1,843)	315	433
Net increase in cash and cash equivalents	5,754	8,180	3,275
Cash at the beginning of year	16,845	8,665	5,390
Cash at the end of year	22,599	16,845	8,665
Supplemental disclosures of cash flows information:
Cash paid for income taxes	2,955	2,976	2,310
Cash paid for interest expense	1	15	15
Supplemental disclosures of non-cash information:
Obtaining right-of-use asset in exchange for operating lease liability	266
Purchase of intangible assets prepaid in prior year	$ 2,081